SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Prepaid land use rights (Details) - Prepaid land use rights	12 Months Ended
Dec. 31, 2019
Minimum
Prepaid land use rights
Amortization based on remaining terms (in years)	28 years
Maximum
Prepaid land use rights
Amortization based on remaining terms (in years)	42 years